Reverse Recapitalization - Financing Transaction (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) D $ / shares shares
Financing warrants
Reverse Recapitalization
Exercise price of warrants | $ / shares	$ 11.50
Financing Notes
Reverse Recapitalization
Principal amount | $	$ 6.8
Cash proceeds | $	$ 4.5
Conversion price | $ / shares	$ 10.00
Interest rate	9.00%
Interest payable in shares (in percent)	11.00%
Number of consecutive trading day period to determine volume-weighted average closing sale price | D	30
Volume-weighted average closing sale price | $ / shares	$ 1.00
Interest rate in the event of default (in percent)	15.00%
Shares issued | shares	680,500
Financing Notes | Financing warrants
Reverse Recapitalization
Number of warrants issued | shares	340,250
Exercise price of warrants | $ / shares	$ 11.50
Legacy SMAP | Financing Notes
Reverse Recapitalization
Cash proceeds | $	$ 1.3
Legacy ICI | Financing Notes
Reverse Recapitalization
Cash proceeds | $	$ 1.0